Derivative Instruments (Schedule Of Cash Flow Hedges Included In Accumulated Other Comprehensive Income (Loss)) (Details) (Cash Flow Hedging [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	$ 5,158	$ 537	$ (4,195)
Derivatives in Cash Flow Hedging, Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(2,792)	(164)	3,101
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	0	(4,187)	0
Income (loss) adjustment to foreign exchange	(5,084)	(921)	(3,314)
Gain (loss) adjustment to net interest expense	(3,743)	457	1,162
Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	1,925	1,011	(901)
Derivatives in Cash Flow Hedging, Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(1,451)	(628)	949
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	0	0	0
Settled Cross-Currency Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)		(294)	(3,294)
Derivatives in Cash Flow Hedging, Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		1,436	2,152
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)		(4,187)	0
Cross-Currency Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	3,233	(180)
Derivatives in Cash Flow Hedging, Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(1,341)	(972)
Derivatives in Cash Flow Hedging, Gain (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing and Ineffective Portion)	$ 0	$ 0